Goodwill - Disclosure of Reconciliation of Changes in Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 166,493	$ 166,393
Business acquisition (note 4)	14,662
Impairment loss	(5,144)	0
Foreign currency translation adjustment	5,396	100
Net carrying amount	181,407	166,493
Canada
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	78,405	78,405
Business acquisition (note 4)	0
Impairment loss	0
Foreign currency translation adjustment	0	0
Net carrying amount	78,405	78,405
France
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	135	136
Business acquisition (note 4)	0
Impairment loss	0
Foreign currency translation adjustment	8	(1)
Net carrying amount	143	135
EPM
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	9,603	9,592
Business acquisition (note 4)	0
Impairment loss	0
Foreign currency translation adjustment	593	11
Net carrying amount	10,196	9,603
ERP
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	63,941	63,867
Business acquisition (note 4)	0
Impairment loss	0
Foreign currency translation adjustment	3,952	74
Net carrying amount	67,893	63,941
Industry Solutions
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	14,409	14,393
Business acquisition (note 4)	0
Impairment loss	(5,144)
Foreign currency translation adjustment	843	16
Net carrying amount	10,108	14,409
Not allocated
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	0	0
Business acquisition (note 4)	14,662
Impairment loss	0
Foreign currency translation adjustment	0	0
Net carrying amount	$ 14,662	$ 0